Overview	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Overview

Note 1. Overview

Soleno Therapeutics, Inc. (the “Company” or “Soleno”) was incorporated in the State of Delaware on August 25, 1999, and is located in Redwood City, California. On May 8, 2017, Soleno received stockholder approval to amend its Amended and Restated Certificate of Incorporation to change its name from “Capnia, Inc.” to “Soleno Therapeutics, Inc.” The Company was initially established as a diversified healthcare company that developed and commercialized innovative diagnostics, devices and therapeutics addressing unmet medical needs, which consisted of: precision metering of gas flow technology marketed as Serenz ® Allergy Relief, or Serenz; CoSense ® End-Tidal Carbon Monoxide (ETCO) Monitor, or CoSense, which measures ETCO and aids in the detection of excessive hemolysis, a condition in which red blood cells degrade rapidly and which can lead to adverse neurological outcomes; and, products that included temperature probes, scales, surgical tables, and patient surfaces.

The Company’s previously wholly-owned subsidiary, NeoForce, Inc. or NFI, through which the Company acquired substantially all of the assets of an unrelated privately-held company, NeoForce Group, Inc., or NeoForce, also marketed innovative pulmonary resuscitation solutions for the inpatient and ambulatory neonatal markets.

The Company acquired Essentialis, Inc., or Essentialis, through a merger, or the Merger, on March 7, 2017, pursuant to Agreement and Plan of Merger dated December 22, 2016. Essentialis’s efforts prior to the Merger were focused primarily on developing and testing product candidates that target the ATP-sensitive potassium channel, a metabolically regulated membrane protein whose modulation has the potential to impact a wide range of rare metabolic, cardiovascular, and CNS diseases. Essentialis has tested Diazoxide Choline Controlled Release Tablet, or DCCR, as a treatment for Prader-Willi Syndrome, or PWS, a complex metabolic/neurobehavioral disorder. DCCR has orphan designation for the treatment of PWS in the United States, or U.S., as well as in the European Union, or E.U. Consummation of the Merger was subject to various closing conditions, including the Company’s consummation of a financing of at least $8.0 million at, or substantially contemporaneous with, the closing of the Merger, which occurred on March 7, 2017 and the receipt of stockholder approval of the Merger at a special meeting of its stockholders, which was held on March 6, 2017.

Subsequent to the acquisition of Essentialis, the Company determined to divest, sell or otherwise dispose of the CoSense, NFI and Serenz businesses. Accordingly, and pursuant to ASC 205-20-45-10, any assets and liabilities related to the discontinued activities of CoSense, NFI and Serenz have been presented separately in the balance sheet as held for sale items, and the related operations reported herein for the CoSense, NFI and Serenz activities are reported as discontinued operations in the statements of operations.

The Company determined to divest, sell or otherwise dispose of the CoSense, NFI and Serenz businesses in order to focus on the development and commercialization of novel therapeutics for the treatment of rare diseases. The Company’s current research and development efforts are primarily focused on advancing its lead candidate, DCCR tablets for the treatment of PWS, into late-stage clinical development.

The Company sold its entire interest in NFI in a stock transaction that was completed on July 18, 2017, pursuant to a Stock Purchase Agreement dated July 18, 2017, or the NFI Purchase Agreement, entered into with Neoforce Holdings, Inc., a wholly-owned subsidiary of Flexicare Medical Limited, a privately-held United Kingdom company, for $720,000 and adjustments for inventory and the current cash balances held at NFI.

On December 4, 2017, Soleno, and Capnia, Inc., a Delaware corporation, or Capnia, entered into a joint venture with OptAsia Healthcare Limited, or OAHL. The purpose of the joint venture is to develop and commercialize medical monitors, including CoSense, that measure end-tidal carbon monoxide in breath to assist in the detection of excessive hemolysis in neonates, a condition in which red blood cells degrade rapidly and which can lead to adverse neurological outcomes.

The Company continues to separately evaluate alternatives for its Serenz portfolio.

Restatement of prior periods

During the preparation of the condensed consolidated financial statements as of September 30, 2018 and for the related three and nine months then ended, the Company determined that an error had been made in certain previously reported consolidated balance sheets and statements of operations for the valuation and resultant reporting of fair value for the Company’s Series A Warrants, resulting in the value of the warrant liability being overstated. The Company  adjusted the prior period information reported in the September 30, 2018 interim condensed consolidated financial statements. The Company determined that the error was not material to any of the previously reported periods in which the error occurred and has not amended any previously issued consolidated financial statements.

The following table (in thousands, except share and per share amounts) sets forth the effects of the restatement on affected items within the Company’s previously reported consolidated balance sheets and statements of operations for the periods ended December 31, 2017, March 31, 2018, and June 30, 2018, had the adjustments been made in the corresponding quarters.

	As of December 31, 2017			As of March 31, 2018			As of June 30, 2018			As of June 30, 2018
	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated
Series A Warrant liability	$352	$(282)	$70	$291	$(233)	$58	$1,015	$(812)	$203	$1,015	$(812)	$203
Total liabilities	12,487	(282)	12,205	13,312	(233)	13,079	17,507	(812)	16,695	17,507	(812)	16,695
Accumulated deficit	(113,979)	282	(113,697)	(117,734)	233	(117,501)	(125,371)	812	(124,559)	(125,371)	812	(124,559)

	Year Ended December 31, 2017			Quarter Ended March 31, 2018			Quarter Ended June 30, 2018			Six Months Ended June 30, 2018
	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated
Change in fair value of warrant liabilities	(967)	282	(685)	212	(49)	163	(3,834)	579	(3,255)	(3,622)	530	(3,092)
Total other income (expense)	(1,553)	282	(1,271)	234	(49)	185	(3,801)	579	(3,222)	(3,567)	530	(3,037)
Pro Forma net loss per common share	$(1.75)	$(0.04)	$(1.71)	$(0.19)	$—	$(0.19)	$(0.38)	$0.03	$(0.35)	$(0.57)	$0.03	$(0.54)